Finance debt (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of balance by type of finance debt

In Brazil	12.31.2025	12.31.2024
Banking market	4,514	2,828
Capital market	3,017	2,225
Development banks (1)	532	508
Others	3	2
Total	8,066	5,563
Abroad
Banking market	3,081	3,691
Capital market	13,983	12,265
Export credit agency	1,189	1,508
Others	122	135
Total	18,375	17,599
Total finance debt	26,441	23,162
Current	2,186	2,566
Non-current	24,255	20,596
(1) Includes BNDES.

Schedule of current finance debt

	12.31.2025	12.31.2024
Short-term debt	20	10
Current portion of long-term debt	1,616	2,132
Accrued interest on short and long-term debt	550	424
Total	2,186	2,566

Schedule of changes in finance debt

	In Brazil	Abroad	Total
Balance at December 31, 2024	5,563	17,599	23,162
Proceeds from finance debt	2,218	3,102	5,320
Repayment of principal (1)	(729)	(2,545)	(3,274)
Repayment of interest (1)	(704)	(1,132)	(1,836)
Accrued interest (2)	882	1,194	2,076
Foreign exchange/ inflation indexation charges	51	(44)	7
Translation adjustment	785	201	986
Balance at December 31, 2025	8,066	18,375	26,441

	In Brazil	Abroad	Total
Balance at December 31, 2023	6,090	22,711	28,801
Proceeds from finance debt	1,132	997	2,129
Repayment of principal (1)	(526)	(6,045)	(6,571)
Repayment of interest (1)	(418)	(1,505)	(1,923)
Accrued interest (2)	483	1,498	1,981
Foreign exchange/ inflation indexation charges	177	508	685
Translation adjustment	(1,375)	(565)	(1,940)
Balance at December 31, 2024	5,563	17,599	23,162
(1) Includes pre-payments.
(2) Includes premium and discount over notional amounts, as well as gains and losses by modifications in contractual cash flows.

Schedule of cash flows reconciliation

			2025			2024
	Proceeds from finance debt	Repayment of principal	Repayment of interest	Proceeds from finance debt	Repayment of principal	Repayment of interest
Changes in finance debt	5,320	(3,274)	(1,836)	2,129	(6,571)	(1,923)
Discount/(premium) on repurchase of debt securities	−	(6)	−	−	10	−
Deposits linked to finance debt (1)	−	(46)	−	−	25	5
Net cash used in financing activities	5,320	(3,326)	(1,836)	2,129	(6,536)	(1,918)
(1) Deposits linked to finance debt with China Development Bank, with semiannual settlements in June and December.

Schedule of summarized information on current and non-current finance debt

Maturity in	2026	2027	2028	2029	2030	2031 onwards	Total (1)	Fair Value

Financing in U.S. Dollars:	1,447	2,000	1,563	709	2,036	8,874	16,629	16,630
Floating rate debt (2)	1,165	1,321	523	144	699	220	4,072
Fixed rate debt	282	679	1,040	565	1,337	8,654	12,557
Average interest rate p.a.	6.3%	6.0%	5.7%	6.1%	6.2%	6.6%	6.4%
Financing in Brazilian Reais):	671	147	138	962	635	5,203	7,756	7,248
Floating rate debt (3)	285	34	34	34	528	4,754	5,669
Fixed rate debt	386	113	104	928	107	449	2,087
Average interest rate p.a.	10.1%	9.3%	9.6%	9.9%	10.4%	8.1%	9.3%
Financing in Euro:	21	−	105	26	52	361	565	562
Fixed rate debt	21	−	105	26	52	361	565
Average interest rate p.a.	4.6%	0.0%	4.7%	4.7%	4.7%	4.8%	4.7%
Financing in Pound Sterling:	41	−	−	396	−	556	993	988
Fixed rate debt	41	−	−	396	−	556	993
Average interest rate p.a.	6.1%	0.0%	0.0%	6.1%	0.0%	6.6%	6.3%
Financing in Renminbi:	6	5	5	5	477	−	498	479
Floating rate debt	6	5	5	5	477	−	498
Average interest rate p.a.	3.1%	3.1%	3.1%	3.1%	3.1%	0.0%	3.1%
Total as of December 31, 2025	2,186	2,152	1,811	2,098	3,200	14,994	26,441	25,907
Average interest rate (4)	7.3%	6.8%	6.8%	7.1%	7.2%	6.6%	6.7%
(1) The average maturity of outstanding debt as of December 31, 2025 is 11.70 years (12.52 years as of December 31, 2024).
(2) Operations with variable index + fixed spread.
(3) Operations with variable index + fixed spread, if applicable.
(4) On December 31, 2024, the total fair value is US$ 22,213 and the average interest rate p.a. is 6.8%.

Schedule of finance debt (undiscounted), including face value and interest payments

Maturity	2026	2027	2028	2029	2030	2031 and thereafter	12.31.2025	12.31.2024
Principal	1,663	2,187	1,904	2,141	3,283	15,396	26,574	23,473
Interest	1,952	1,790	1,623	1,576	1,401	14,343	22,686	20,388
Total (1)	3,615	3,977	3,527	3,717	4,684	29,739	49,260	43,861
(1) A maturity schedule of the lease arrangements (nominal amounts) is set out in note 31.

Schedule of lines of credit

						12.31.2025
Company	Financial institution	Date	Maturity	Available (Lines of Credit)	Used	Balance
Abroad
PGT BV (1)	Syndicate of banks	12/16/2021	11/16/2028	4,111	−	4,111
PGT BV (2)	Syndicate of banks	8/7/2025	11/16/2028	1,060	−	1,060
Total				5,171	−	5,171

In Brazil
Petrobras	Bradesco	12/22/2025	11/22/2030	273	−	273
Petrobras	Banco Itaú	07/30/2025	07/31/2030	273	−	273
Petrobras (3)	Banco do Brasil	03/23/2018	09/26/2030	636	−	636
Petrobras	Banco do Brasil	10/4/2018	4/9/2029	727	−	727
Transpetro	Caixa Econômica Federal	11/23/2010	Not defined	60	−	60
Total				1,969	−	1,969
(1) On July 8, 2025, the balance of the line of credit was changed from US$ 5,000 to US$ 4,111.
(2) On July 8, 2025, the US$ 2,050 line of credit was cancelled and the new US$ 1,060 line of credit was contracted.
(5) On April 3, 2025, a new amendment was made that increased the amount of the line of credit from US$ 363 (R$ 2 billion) to US$ 636 (R$ 3.5 billion).